Note 7 - Term Loans and Convertible Promissory Notes - Convertible Promissory Notes (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Convertible note payable, due on March 29, 2019	$ 6,350	$ 4,500
Convertible Note Payable, One [Member]
Convertible note payable, due on March 29, 2019		1,500
Convertible Note Payable Two [Member]
Convertible note payable, due on March 29, 2019		1,500
Convertible Note Payable, Three [Member]
Convertible note payable, due on March 29, 2019	1,500	$ 1,500
Convertible Note Payable, Four [Member]
Convertible note payable, due on March 29, 2019	1,500
Convertible Note Payable Five [Member]
Convertible note payable, due on March 29, 2019	2,000
Convertible Note Payable Six [Member]
Convertible note payable, due on March 29, 2019	500
Convertible Note Payable Seven [Member]
Convertible note payable, due on March 29, 2019	250
Convertible Note Payable Eight [Member]
Convertible note payable, due on March 29, 2019	350
Convertible Note Payable Nine [Member]
Convertible note payable, due on March 29, 2019	$ 250